Supplemental information on oil and gas activities (Schedule of Standardized Measure of Discounted Future Net Cash Flows Related to Proved Oil and Gas Reserves) (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Supplemental information on oil and gas activities [Line Items]
Future cash inflows	$ 2,844,129	$ 6,146,610	$ 6,108,748
Future production costs	(1,034,109)	(1,928,321)	(1,804,615)
Future development costs	(253,474)	(642,373)	(598,610)
Future income taxes	(409,603)	(1,011,370)	(1,049,797)
Undiscounted future net cash flows	1,146,943	2,564,546	2,655,726
10% annual discount	(345,319)	(970,811)	(871,884)
Standardized measure of discounted future net cash flows	801,624	1,593,735	1,783,842	$ 1,049,732
Chile [Member]
Supplemental information on oil and gas activities [Line Items]
Future cash inflows	130,200	294,202	317,437
Future production costs	(82,290)	(104,688)	(156,724)
Future development costs	(28,620)	(35,420)	(39,360)
Future income taxes		(5,594)	(2,515)
Undiscounted future net cash flows	19,290	148,500	118,838
10% annual discount	(2,258)	(44,277)	(29,008)
Standardized measure of discounted future net cash flows	17,032	104,223	89,830	75,239
Colombia [Member]
Supplemental information on oil and gas activities [Line Items]
Future cash inflows	2,561,947	4,323,914	4,059,619
Future production costs	(850,029)	(1,159,621)	(983,782)
Future development costs	(197,859)	(276,804)	(207,630)
Future income taxes	(409,276)	(858,700)	(848,519)
Undiscounted future net cash flows	1,104,783	2,028,789	2,019,688
10% annual discount	(345,550)	(715,217)	(640,625)
Standardized measure of discounted future net cash flows	759,233	1,313,572	1,379,063	814,002
Brazil [Member]
Supplemental information on oil and gas activities [Line Items]
Future cash inflows	68,857	86,191	102,104
Future production costs	(36,254)	(32,608)	(49,255)
Future development costs	(2,355)	(2,166)	(3,752)
Future income taxes	(327)	(1,409)	(2,231)
Undiscounted future net cash flows	29,921	50,008	46,866
10% annual discount	(4,543)	(6,626)	(5,317)
Standardized measure of discounted future net cash flows	25,378	43,382	41,549	69,957
Argentina [Member]
Supplemental information on oil and gas activities [Line Items]
Future cash inflows	83,125	187,064	277,429
Future production costs	(65,536)	(118,797)	(173,053)
Future development costs	(24,640)	(49,595)	(54,400)
Future income taxes	0	(2,251)	(6,610)
Undiscounted future net cash flows	(7,051)	16,421	43,366
10% annual discount	7,032	(5,080)	(8,499)
Standardized measure of discounted future net cash flows	(19)	11,341	34,867	0
Peru [Member]
Supplemental information on oil and gas activities [Line Items]
Future cash inflows		1,255,239	1,352,159
Future production costs		(512,607)	(441,801)
Future development costs		(278,388)	(293,468)
Future income taxes		(143,416)	(189,922)
Undiscounted future net cash flows		320,828	426,968
10% annual discount		(199,611)	(188,435)
Standardized measure of discounted future net cash flows	$ 0	$ 121,217	$ 238,533	$ 90,534